Schedule of borrowings (Details) - GBP (£) £ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Current borriwings	£ 167	£ 146	£ 200	£ 412
Non current borriwings	£ 546	620	60	5,670
Finance Lease [Member]
IfrsStatementLineItems [Line Items]
Current borriwings		146	93	233
Non current borriwings		620	60	912
Government and Research Loans [Member]
IfrsStatementLineItems [Line Items]
Current borriwings		0	107	179
Non current borriwings		£ 0	£ 0	£ 4,758